Filed on April 30, 2012
                                                                                                                           File No. 33-83240
File No. 811-8726

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	19	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	22	☒

(Check appropriate box or boxes)

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY
BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
1-800-355-4570

Name and Address of Agent for Service:
Chris Swickard Associate General Counsel First Security Benefit Life Insurance and Annuity Company of New York One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒   on May 1, 2012, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2012, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts (the “Contract”).

Variable Annuity Prospectus

T. Rowe Price No-Load Variable Annuity
An Individual Flexible Premium
Deferred Variable Annuity Contract
May 1, 201 2

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-239-4703

Variable Annuity Prospectus

INTRODUCTION

†
The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

†
Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-239-4703.

†
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

This Prospectus describes the T. Rowe Price No-Load Variable Annuity—a flexible premium deferred variable annuity contract (the “Contract”) issued by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments and Account Value to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the “Funds”). Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

1
The Mid Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

Variable Annuity Prospectus

The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

As of April 1, 2009, T. Rowe Price has suspended the sale of new direct-sold variable annuity contracts and incoming tax-free exchanges but will continue to allow ongoing purchases into existing contracts. T. Rowe Price and the Company will continue to service the variable annuity contracts for existing contractholders, but will not offer new contracts at this time .

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Account Value to the Subaccounts, the Company does not guarantee any minimum amount of Account Value.

Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in “The Fixed Interest Account.” The Company guarantees Account Value allocated to the Fixed Interest Account, subject to its financial strength and claims-paying ability.

When you are ready to receive Annuity Payments, the Contract provides several options for Annuity Payments (see “Annuity Options“).

You may return a Contract according to the terms of its Free-Look Right (see “Free-Look Right”). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. This prospectus should be read carefully and kept for future reference. The “Statement of Additional Information,” dated May 1, 2012, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the Company at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling 1-800-239-4703. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Date:  May 1, 2012

Variable Annuity Prospectus

CONTENTS

†
The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions	5
Summary	7
Expense Table	10
Condensed Financial Information	11
Information About the Company, the Separate Account, and the Funds	13
The Contract	16
Charges and Deductions	29
Annuity Payments	30
The Fixed Interest Account	34
More About the Contract	37
Federal Tax Matters	38
Other Information	46
Performance Information	49
Additional Information	50
Table of Contents For Statement of Additional Information	51

Variable Annuity Prospectus

DEFINITIONS

†	Various terms commonly used in this Prospectus are defined as follows:

Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

Accumulation Period The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

Accumulation Unit A unit of measure used to calculate Account Value.

Administrative Office First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497, 1-800-239-4703.

Annuitant The person or persons that you designate on whose life Annuity Payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

Annuity Period The period beginning on the Annuity Payout Date during which Annuity Payments are made.

Annuity Payout Date The date when Annuity Payments begin as elected by the Owner.

Automatic Investment Program A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Contract Year Each 12-month period measured from the Contract Date.

Variable Annuity Prospectus

Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner’s Estate.

Fixed Interest Account An account that is part of the Company’s General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4.

Portfolio A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.

Purchase Payment The amounts paid to the Company as consideration for the Contract.

Separate Account The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are both open for trading. The Company and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes.

Variable Annuity Prospectus

SUMMARY

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under “The Fixed Interest Account” and in the Contract.

Purpose of the Contract

The flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). If you are eligible, you may also purchase the Contract as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). See the discussion of IRAs and Roth IRAs under “Section 408 and Section 408A.”

The Separate Account and the Funds

The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio2
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

You may allocate your purchase payments and Account Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

2
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

Variable Annuity Prospectus

Fixed Interest Account

You may allocate all or part of your purchase payments and Account Value to the Fixed Interest Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See “The Fixed Interest Account.”

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See “Purchase Payments.”

Contract Benefits

You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in “The Contract,” “Annuity Payments” and “The Fixed Interest Account.”

At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in “The Fixed Interest Account.” See “Full and Partial Withdrawals,” “Annuity Payments” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options, subject to its financial strength and claims-paying ability. See “Annuity Payments.”

Free-Look Right

You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance Contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Purchase Payments allocated to the Fixed Interest Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Account Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so. See “Free-Look Right.”

Charges and Deductions

The Company does not deduct a sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.

†
Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. The Company may also deduct this charge during the Annuity Period. See “Mortality and Expense Risk Charge.”

Variable Annuity Prospectus

†
Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. No premium tax is currently imposed in the State of New York. See “Premium Tax Charge.”

†
Other Expenses Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Portfolio for more information about Portfolio expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations

All or part of any distribution, including an actual distribution of funds such as a surrender or Annuity Payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner’s reaching age 59½. Special tax rules apply to qualified Contracts, and distributions from certain qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges

You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.

Contacting the Company

You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-239-4703.

Variable Annuity Prospectus

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Table 1

Contractowner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Contingent Deferred Sales Load	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.55%
Total Separate Account Annual Expenses	0.55%

The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio’s fees and expenses are contained in its prospectus.

Table 2

	Minimum	Maximum
Total Annual Portfolio Operating Expenses1	0.40%	1.05%

1
Expenses deducted from Portfolio assets include management fees, distribution (12b-1) fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the period ended December 31, 201 1 , and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the period ended December 31, 201 1 . Current and future total operating expenses of the Portfolios could be higher or lower than those shown in the table.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Table 3

	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$163	$505	$871	$1,900

Variable Annuity Prospectus

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

Table 4

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
New America Growth	2011	$28.64	28.18	83,863
	2010	24.07	28.64	87,713
	2009	16.16	24.07	89,608
	2008	26.31	16.16	94,617
	2007	23.26	26.31	101,519
	2006	21.79	23.26	108,020
	2005	20.97	21.79	122,898
	2004	19.01	20.97	126,686
	2003	14.15	19.01	133,644
	2002	19.85	14.15	139,114

Mid-Cap Growth	2011	36.85	36.18	162,429
	2010	28.92	36.85	168,128
	2009	19.97	28.92	176,349
	2008	33.33	19.97	210,640
	2007	28.52	33.33	218,182
	2006	26.89	28.52	230,872
	2005	23.57	26.89	240,360
	2004	20.02	23.57	229,651
	2003	14.55	20.02	183,830
	2002	18.58	14.55	190,474

Equity Income	2011	33.59	33.17	146,190
	2010	29.37	33.59	153,963
	2009	23.51	29.37	159,050
	2008	37.00	23.51	167,200
	2007	36.03	37.00	184,360
	2006	30.45	36.03	196,482
	2005	29.47	30.45	213,636
	2004	25.78	29.47	204,994
	2003	20.66	25.78	206,021
	2002	23.91	20.66	203,265

Personal Strategy Balanced	2011	32.97	32.68	84,387
	2010	29.16	32.97	85,330
	2009	22.19	29.16	90,158
	2008	31.82	22.19	97,988
	2007	29.74	31.82	103,294
	2006	26.73	29.74	87,917
	2005	25.26	26.73	84,666
	2004	22.51	25.26	76,223
	2003	18.14	22.51	79,935
	2002	19.78	18.14	78,032

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Blue Chip Growth	2011	$10.82	$10.93	34,150
	2010	9.35	10.82	35,168
	2009	6.61	9.35	43,566
	2008	11.56	6.61	44,726
	2007	10.31	11.56	56,199
	2006	9.46	10.31	39,646
	2005	8.98	9.46	26,279
	2004	8.30	8.98	26,740
	2003	6.49	8.30	16,786
	2002	8.57	6.49	9,755

Health Sciences	2011	15.38	16.92	62,973
	2010	13.37	15.38	60,690
	2009	10.22	13.37	54,744
	2008	14.47	10.22	52,287
	2007	12.33	14.47	49,967
	2006	11.40	12.33	48,737
	2005	10.11	11.40	45,041
	2004	8.79	10.11	35,797
	2003	6.49	8.79	22,190
	2002	9.07	6.49	20,768

Equity Index 500	2011	10.55	10.69	48,113
	2010	9.26	10.55	51,862
	2009	7.39	9.26	51,185
	2008	11.86	7.39	53,974
	2007	11.34	11.86	52,826
	2006	9.89	11.34	69,055
	2005	9.48	9.89	69,684
	2004	8.64	9.48	61,287
	2003	6.77	8.64	53,009
	2002	8.76	6.77	46,366

Limited-Term Bond	2011	19.44	19.64	59,838
	2010	18.96	19.44	63,849
	2009	17.61	18.96	58,385
	2008	17.43	17.61	35,187
	2007	16.62	17.43	68,422
	2006	16.06	16.62	40,255
	2005	15.87	16.06	36,808
	2004	15.79	15.87	31,394
	2003	15.22	15.79	42,882
	2002	14.52	15.22	38,433

Prime Reserve	2011	14.25	14.18	48,771
	2010	14.31	14.25	44,382
	2009	14.34	14.31	67,890
	2008	14.04	14.34	106,718
	2007	13.46	14.04	79,566
	2006	12.94	13.46	67,473
	2005	12.66	12.94	99,089
	2004	12.62	12.66	93,879
	2003	12.60	12.62	57,037
	2002	12.49	12.60	101,514

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
International Stock	2011	20.39	17.68	97,937
	2010	17.92	20.39	101,295
	2009	11.82	17.92	106,573
	2008	23.17	11.82	107,881
	2007	20.62	23.17	144,006
	2006	17.41	20.62	104,018
	2005	15.08	17.41	104,267
	2004	13.33	15.08	96,630
	2003	10.27	13.33	94,869
	2002	12.64	10.27	102,145

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

First Security Benefit Life Insurance and Annuity Company of New York

The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Published Ratings

The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 11, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company

Variable Annuity Prospectus

may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the underwriter , T. Rowe Price Investment Services, Inc. (“Investment Services”), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See “Substitution of Investments.” For more information about the underwriter , see “Distribution of the Contract.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

The Funds

Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Portfolios also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio’s Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.

A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectuses of the

Variable Annuity Prospectus

Portfolios, including information on the risks associated with the investments and investment techniques of each Portfolio.

The Portfolio prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-239-4703.

T. Rowe Price New America Growth Portfolio

The investment objective of the New America Growth Portfolio is to seek to provide long-term growth of capital through investments primarily in the common stocks of growth companies.

T. Rowe Price Mid-Cap Growth Portfolio3

The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

T. Rowe Price Equity Income Portfolio

The investment objective of the Equity Income Portfolio is to seek to provide substantial dividend income as well as capital appreciation by investing primarily in common stocks of established companies.

T. Rowe Price Personal Strategy Balanced Portfolio

The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

T. Rowe Price Blue Chip Growth Portfolio

The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio

The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

T. Rowe Price Equity Index 500 Portfolio4

The investment objective of the Equity Index 500 Portfolio is to seek to match the performance of the Standard & Poor’s 500 Stock Index®. The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization.

1
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

2
Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Variable Annuity Prospectus

T. Rowe Price Limited-Term Bond Portfolio

The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

T. Rowe Price Prime Reserve Portfolio

The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality U.S. dollar-denominated money market securities.

T. Rowe Price International Stock Portfolio

The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

The Investment Advisers

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio. T. Rowe Price International, Ltd. (“TRP International”), a direct subsidiary of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the T. Rowe Price International Stock Portfolio. TRP International’s office is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price oversees the selection and management of portfolio investments for each Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers. TRP International is registered or licensed with the United Kingdom Financial Services Authority and other non-U.S. regulatory authorities.

The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company’s selection criteria.

T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT

General

The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase as an individual retirement annuity (“IRA”) qualified under

Variable Annuity Prospectus

Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code (“Qualified Plan”). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract

The benefits under the Contract are paid by us from our General Account assets and/or your Account Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account

Your Contract permits you to allocate Purchase Payments and Account Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Account Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account

Any guarantees under the Contract that exceed your Account Value (such as those associated with the guaranteed death benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements

We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available without charge by writing to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling the Company at 1-800-239-4703. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Variable Annuity Prospectus

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services (“T. Rowe Price Funds”), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the Administrative Office. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The

Variable Annuity Prospectus

initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for exchanges, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

You may change the purchase payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account in the manner described in “Exchanges of Account Value.”

Dollar Cost Averaging Option

Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

Variable Annuity Prospectus

To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at its Administrative Office. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Administrative Office. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if exchanges were made on a monthly basis, or one quarter if exchanges were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Rebalancing Option.

You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under “The Fixed Interest Account.”

Asset Rebalancing Option

Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at its Administrative Office. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the

Variable Annuity Prospectus

applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company’s Administrative Office. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Asset Rebalancing Option, you may also elect the Dollar Cost Averaging Option.

Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under “The Fixed Interest Account.”

Exchanges of Account Value

You may exchange Account Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the Company’s Administrative Office. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in “The Fixed Interest Account.” The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see “Annuity Payments.”

Variable Annuity Prospectus

Frequent Exchange Restrictions

The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. Pursuant to those procedures, if you make an exchange from any Subaccount other than the T. Rowe Price Prime Reserve Subaccount, then you may not make an exchange to that same Subaccount for a period of 30 calendar days. The calendar day after the date of the exchange out of the particular Subaccount is considered day 1 for the purpose of computing the period before an exchange to the same Subaccount may be made. This restriction does not apply to exchanges made pursuant to the Dollar Cost Averaging and Asset Rebalancing Options.

In addition, regardless of the number of previous exchanges an Owner has made during the Contract Year, an exchange may be restricted if we determine that it would be disruptive to the Portfolio or potentially disadvantageous   to other Owners with Account Value allocated to the applicable Subaccount. In making this determination, we consider, among other things, the following factors:

•	The total dollar amount being exchanged;

•	The number of exchanges you made within the previous three months;

•	Exchanges to and from (or from and to) the same Subaccount;

•	Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios   or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may   engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition to the Company’s own frequent exchange procedures, the Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company

Variable Annuity Prospectus

reserves the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio’s manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios’ frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio’s policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future.   You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the period of time between exchanges into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the

Variable Annuity Prospectus

Company’s ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market   timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Account Value

The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Account Value.” Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

Determination of Account Value

Your Account Value will vary to a degree that depends upon several factors, including

†	Investment performance of the Subaccounts to which you have allocated Account Value,

†	Interest credited to the Fixed Interest Account,

†	Payment of purchase payments,

†	Full and partial withdrawals (including systematic withdrawals),

†	Annuity Payments under Options 5 through 7, and

†	Charges assessed in connection with the Contract.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolio s . The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Variable Annuity Prospectus

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner’s interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

In addition, other transactions such as full or partial withdrawals (including systematic withdrawals), exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

Cut-Off Times

Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals (including systematic withdrawals), death benefit payments, and purchase payments.

Full and Partial Withdrawals

An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for Q ualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See “Annuity Payments” for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at its Administrative Office; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Variable Annuity Prospectus

You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company. See “Premium Tax Charges.”

You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal (including a systematic withdrawal) must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Account Value in one sum to the Owner. However, the Company will first notify the Owner   that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner’s instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See “The Fixed Interest Account.” If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.”

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals

The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the Company at its Administrative Office. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Variable Annuity Prospectus

Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Rebalancing Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Rebalancing Options.

In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under “The Fixed Interest Account.” You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right

You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance contract). Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

Death Benefit

You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. The amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the

Variable Annuity Prospectus

Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

1.	The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office,

2.	The sum of all purchase payments less any reductions caused by previous withdrawals (including systematic withdrawals), or

3.	The stepped-up death benefit.

The stepped-up death benefit is:

†	the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

†	any purchase payments made since the applicable fifth annual Contract anniversary, less

†	any withdrawals (including systematic withdrawals) since the applicable anniversary.

If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75 (or the Annuitant was older than age 75 if the Owner is not a natural person), the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.

Distribution Requirements

For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse’s death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

Variable Annuity Prospectus

Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant

If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See “Annuity Options.”

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution and administrative expenses.

Premium Tax Charge

Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s

Variable Annuity Prospectus

state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal (including a systematic withdrawal), or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter. No premium tax is currently imposed in the State of New York.

Other Charges

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Fund Expenses

Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio’s net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccounts , but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS

General

You may select the Annuity Payout Date at the time of application. The Contract provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant’s 70th birthday or the fifth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, and the Company will not enforce the Contract provision, which provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

Variable Annuity Prospectus

Table 6

Annuity Option	Variable Annuity	Fixed Annuity	Combination Variable and Fixed Annuity
Option 1 – Life Income	X	X
Option 2 – Life Income with Period Certain	X	X
Option 3 – Life Income with Installment Refund	X	X
Option 4 – Joint and Last Survivor	X	X
Option 5 – Payments for a Specified Period	X	X	X
Option 6 – Payments of a Specified Amount	X	X	X
Option 7 – Age Recalculation	X	X	X

Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company at its Administrative Office. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $15 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the Company’s Administrative Office.

Exchanges and Withdrawals

During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company’s Administrative Office. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

The Owner may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the “Fixed Interest Account.” The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals (including systematic withdrawals) or surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value (other than systematic

Variable Annuity Prospectus

withdrawals) are available, however, during the Annuity Period, if an Owner has elected variable Annuity Paymentsor a combination of variable and fixed Annuity Payments under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

Annuity Options

The Contract provides for seven Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company . If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. Please note that any amount the Company guarantees under an Annuity Option is subject to the Company’s financial strength and claims-paying ability. The Annuity Options are set forth below.

Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant’s death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this Option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further Annuity Payments will be made.

Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

Option 4 - Joint and Last Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant’s death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

Variable Annuity Prospectus

Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant’s life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant’s attained age (and the beneficiary’s attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant’s death, any Account Value will be paid to the Designated Beneficiary.

Selection of an Option

You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant. The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant’s 90th birthday.

Annuity Payments

Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Payout Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity

Variable Annuity Prospectus

Payment allocated to a Subaccount by the value of that Subaccount’s Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount.

Assumed Interest Rate

As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

THE FIXED INTEREST ACCOUNT

You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. The disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see “The Contract.”

Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.

As discussed below, there are significant limits on your ability to exchange or withdraw Account Value from the Fixed Interest Account.   You should carefully consider whether the Fixed Interest Account meets your investment needs.

Variable Annuity Prospectus

Interest

Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and is an annual effective rate of 3% based upon the requirements of New York law. Such interest will be paid regardless of the actual investment experience of the Company’s General Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a “Guarantee Period”). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner’s Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order: (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see “Exchanges and Withdrawals” below.

If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

Death Benefit

The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges

Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value

Variable Annuity Prospectus

to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

Currently, the Company will allow Contractowners to make an exchange from the Fixed Interest Account at times other than the calendar month in which the Guarantee Period expires if a Contractowner requests a waiver of the limitation on exchanges from the Fixed Interest Account by calling or writing the Administrative Office . The Company may discontinue such waivers at any time.

Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or (ii) the amount remaining in the Fixed Interest Account.

If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner’s Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”

Variable Annuity Prospectus

Payments from the Fixed Interest Account

The Company reserves the right to delay any full and partial withdrawals (including systematic withdrawals) and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT

Ownership

The Contractowner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as “Non-Natural Persons.” See “Federal Tax Matters,” below.

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

Designation and Change of Beneficiary

The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary’s consent.

Non-Participating

The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

Payments from the Separate Account

The Company generally will pay any full or partial withdrawal (including a systematic withdrawal) or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received by the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

Variable Annuity Prospectus

†	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

†	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

†
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

†	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal (including a systematic withdrawal) until all of your purchase payment checks have been honored by your bank.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the F u nd, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the T. Rowe Price Prime Reserve Subaccount until the Fund is liquidated.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

Introduction

The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Designated Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Variable Annuity Prospectus

Tax Status of the Company and the Separate Account

General

The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes

A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards

Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

Owner Control

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio’s investment objective or investment policies.

Variable Annuity Prospectus

Income Taxation of Annuities in General-Non-Qualified Plans

Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

†
Surrenders or Withdrawals Prior to the Annuity Payout Date Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

†
Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

†
Annuity Payments For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable Annuity Payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

†
Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral

Variable Annuity Prospectus

period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

†
Partial Annuitization Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations

†
Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

†
Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

†
Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

†
Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified Plan annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be

Variable Annuity Prospectus

†
aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

†
Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

†
Withholding Annuity distributions are generally subject to withholding for the recipients federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans

The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity (“IRA”) under Section 408 or a Roth IRA under Section 408A, of the Code.

If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Contractowners, Annuitants,

Variable Annuity Prospectus

and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

The following is a brief description of Qualified Plans and the use of the Contract therewith:

†	Section 408

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement   plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated   based on the individual’s adjusted gross income for the year ($92,000 for a married couple filing a joint return and $58,000 for a single taxpayer in 2012). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $173,000 and $183,000 in 2012. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

An individual’s interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70½ (“required beginning date”). The Contractowner’s retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

If an individual dies before reaching his or her required beginning date, the individual’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual’s death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual’s surviving spouse, distributions may be delayed until the individual would have reached age 70½. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

Variable Annuity Prospectus

If an individual dies after reaching his or her required beginning date, the individual’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution which bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts, from a traditional IRA may be eligible to be rolled over to another traditional IRA.

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

†	Section 408A

Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $110,000 to $125,000 in adjusted gross income ($173,000 to $183,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings.  However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.  Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s life time. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

†	Tax Penalties

Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner’s

Variable Annuity Prospectus

disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay “qualified higher education expenses”; or (ix) for certain “qualified first-time homebuyer distributions.”

Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

†	Withholding

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations

Federal Estate Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress

Variable Annuity Prospectus

may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts . Please consult a tax advisor for more information.

Possible Tax Law Changes

From time-to-time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

OTHER INFORMATION

Voting of Fund Shares

You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

Variable Annuity Prospectus

Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is

Variable Annuity Prospectus

no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

Reports to Owners

The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges

If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed with the Company, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, or your service provider’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting an exchange by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

Variable Annuity Prospectus

By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney’s fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.

Distribution of the Contract

T. Rowe Price Investment Services, Inc. (“Investment Services”) is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account for its services as underwriter of the Contract.

Legal Proceedings

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company’s ability to meet its obligations under the Contract, or Investment Services’ ability to perform its contract with the Separate Account.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5,

Variable Annuity Prospectus

and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

Registration Statement

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 , and the financial statements of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , are included in the Statement of Additional Information.

Variable Annuity Prospectus

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-239-4703 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

General Information and History
Distribution of the Contract
Limits on Premiums Paid Under Tax-Qualified Retirement Plans
Administrative Services Arrangements
Performance Information
Independent Registered Public Accounting Firm
Financial Statements

IRA Disclosure Statement

TRADITIONAL IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g. non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.

Right to Revoke

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, KS 66675-0497, 1-800-239-4703.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees, or market value fluctuation.

What are the Statutory Requirements?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. The form of the contract has been approved by the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.	The amount in your IRA must be fully vested at all times.

2.	The contract must provide that you cannot transfer it to someone else.

3.	The contract must have flexible premiums.

4.	You must start receiving distributions by April 1 of the year following the year in which you reach age 70½ (see “Required Minimum Distributions”).

5.
The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See “How Much May I Contribute?” (This requirement does not apply to rollovers. See “Rollovers and Direct Transfers.”)

6.
The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

Who is Eligible for an IRA?

Any individual (under age 70½) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

IRA Disclosure Statement

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive, so you should keep permanent records on your deductible and non-deductible contributions.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

Spousal IRAs

1.	One or both spouses must be receiving compensation for the taxable year.

2.	Both spouses must be under age 70½. (However, if one spouse is not over age 70½, that spouse could contribute under the regular IRA rules.)

3.	The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.	A joint tax return must be filed.

5.	Separate accounts must be maintained for each spouse.

6.	Community property laws are not considered in computing contributions to each spouse’s account.

Divorced Spouse IRAs

The transfer of an individual’s interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.

What is Compensation?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.

2

IRA Disclosure Statement

When Do I Have to Make My Contributions?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.

How Much May I Contribute?

Regular IRA

The lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

Table 1

Taxable Years Beginning In	Single Taxpayers Phase-Out Range	Joint Returns Phase-Out Range
2012 and after	$58,000-$68,000	$92,000-$112,000

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $173,000.

Are There Any Other Limits on Contributions?

Yes. For a Traditional IRA, no contribution (other than a rollover or a SEP contribution) can be made in or after the year in which you reach age 70½.

Rollovers and Direct Transfers

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.

What Happens if Excess Contributions are Made to My IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

3

IRA Disclosure Statement

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.

Are My Contributions Deductible?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income (“AGI”) exceeds $173,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

Table 2

Taxable Years Beginning In	Single Taxpayers Phase-Out Range	Joint Returns Phase-Out Range
2012 and after	$58,000-$68,000	$92,000-$112,000

Tax Status of the Contract and Distributions

1.	Earnings of your IRA contract are not taxed until they are distributed from the IRA.

2.	In general, taxable distributions are included in your gross income in the year you receive them.

3.
Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4.
Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5.	Your IRA contract’s tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

a.	you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

b.	you borrow from your IRA;

c.	you pledge your IRA as collateral for a loan; or

d.	you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).

4

IRA Disclosure Statement

Required Minimum Distributions

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70½ (your “required beginning date”) either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 “Individual Retirement Arrangements.” To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you can find Publication 590 on the Internet at www.irs.gov.

Annuity payments which begin by April 1 of the year following the year you reach age 70½ satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period must be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary’s life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70½ had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Are There Any Penalties for Premature Distributions?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59½. However, the tax on premature distributions does not apply:

1.	To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

5

IRA Disclosure Statement

2.	To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life or life expectancy of you and your beneficiary.

3.	To amounts distributed to a beneficiary, or the individual’s estate, on or after the death of the individual.

4.
If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5.
To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7½% of your adjusted gross income for the year).

6.
To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse, and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7.	To a “qualified first-time homebuyer distribution,” within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8.	To a distribution for post-secondary education costs for you, your spouse, or any child or grandchild of you or your spouse.

9.	To a distribution due to a levy by the Internal Revenue Service on the contract.

10.	To a qualified reservist distribution.

Reports

1.	Financial information about your IRA will be provided to you annually.

2.	IRS Form 5329 must be filed for a year during which excise tax is imposed.

Simplified Employee Pension (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $50,000 (for 2012). In addition to the Employer’s contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.

Financial Information

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from Account   Value allocated to the contract’s fixed interest account option. See the accompanying prospectus for the underlying mutual funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate Account Value to the Subaccounts bear a pro rata share of the underlying fund’s fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated Account Value.

THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

6

Roth IRA Disclosure Statement

ROTH INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.

Right to Revoke

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount you paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, KS 66675-0497, 1-800-239-4703.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.

What are the Requirements?

A Roth IRA contract must meet the following requirements:

1.	The amount in your Roth IRA must be fully vested at all times.

2.	The contract must provide that you cannot transfer it to someone else.

3.	The contract must have flexible premiums.

4.
If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see “Required Minimum Distributions” below).

5.
The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See “Rollovers and Direct Transfers” below).

6.
The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to the form of the contract has been provided by the Internal Revenue Service.

Rollovers and Direct Transfers

1.
You may make a qualified rollover contribution to this Roth IRA from any “eligible retirement plan” including a qualified plan, a 403(b) plan, a 457 governmental plan or any kind of IRA, including another Roth IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. Prior to 2010, you could make a qualified rollover contribution from any of these accounts (except another Roth IRA or

Roth IRA Disclosure Statement

Roth account in a 401(k) or 403(b) plan) only if your modified adjusted gross income for the year in which   the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. Beginning in 2010, the modified adjusted gross income and filing status limitations for rollovers have been removed. A rollover from a traditional IRA may be subject to income taxes in the year of the rollover.

2.
Any after-tax amount distributed and rolled over to your Roth IRA (such as non-deductible contributions to a traditional IRA) will not be subject to federal income taxes. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are also not taxable.

3.	You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4.
A direct transfer of funds in a rollover to a Roth IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5.
A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a Section 403(b) plan.

6.	You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

7.
A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.

Amount of Annual Contribution

1.
In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 each tax year.

If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2.	No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3.
Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

2

Roth IRA Disclosure Statement

4.
If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5.
If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2012 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2012 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2012 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (or $6,000 if you are 50 or older) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6.
Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $107,000 and $125,000, or if you are married and you and your spouse have a combined adjusted gross income between $173,000 and $183,000 in accordance with Internal Revenue Code Section 408A(c)(3).

Tax Status of Distributions

1.
Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a “qualified distribution.”

2.	“Qualified distributions” from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

a.	occur after the five-year period beginning on the first day of the year you made your initial contribution to any Roth IRA, and

b.	must be:

(1)	made on or after the date on which you attain age 59½;

(2)	made to a beneficiary (or your estate) on or after your death;

(3)	attributable to your being disabled; or

(4)	a distribution to pay for “qualified first-time homebuyer expenses” under Internal Revenue Code Section 72(t)(8) up to $10,000.

3.	You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a “nonqualified distribution.”

4.
Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

3

Roth IRA Disclosure Statement

Required Minimum Distributions

1.	You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2.
If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary’s life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse’s IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse’s lifetime. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

3.
Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 “Individual Retirement Arrangements.” To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you may download Publication 590 from www.irs.gov.

4.
If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

What Happens if Excess Contributions are Made to My Roth IRA?

1.
You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2.
You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3.
If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.

Are There Any Penalties for Premature Distributions?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the “Tax Status of Distributions.”) Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59½. However, the tax on premature distributions does not apply:

4

Roth IRA Disclosure Statement

1.	To distributions that constitute qualified rollover contributions to another Roth IRA.

2.	To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3.	To amounts distributed to a beneficiary, or your estate, on or after your death.

4.
If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5.
To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7½% of your adjusted gross income for the year).

6.
To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7.	To a “qualified first-time homebuyer distribution,” within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8.	To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9.	To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

10.	To a qualified reservist distribution.

IRA Excise Tax Reporting

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

Transactions With Your Roth IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than 59½, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)

Financial Information

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from Account Value allocated to the contract’s fixed interest account option. See the accompanying prospectus for

5

Roth IRA Disclosure Statement

the underlying mutual funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate Account Value to the Subaccounts bear a pro rata share of the underlying fund’s fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated Account Value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.

THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

6

Privacy Policy

T. Rowe Price

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company, with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

Security Benefit

The privacy of Security Benefit’s customers is of utmost importance to us. You provide nonpublic personal information (“NPI”) to us in the course of doing business. We treat this information as confidential and restrict access to it.

We collect NPI about you from: (1) your requests for literature; (2) your applications and forms; (3) your financial advisor; and (4) your transactions with us. We do not sell information about current or former customers. We disclose information among our affiliates and to third parties as needed to process transactions or service your account. For example, we may contract with third parties to send you statements. Also, we disclose information as required or permitted by law. Except with regard to California residents, we also may disclose information to companies: (1) that help us sell our products; and (2) with whom we jointly offer products. When we contract with others, we will require them to adhere to our privacy standards.

At Security Benefit, we restrict access to your NPI. Such information is given only to those who need it to provide products or services to you. We also maintain: (1) physical; (2) electronic; and (3) procedural safeguards to guard your NPI.

This Privacy Policy applies to the following companies: Security Benefit Life Insurance Company, Security Benefit Corporation, Security Distributors, Inc., First Security Benefit Life Insurance and Annuity Company of New York, and Security Financial Resources, Inc.

THIS PAGE IS NOT PART OF THE PROSPECTUS

T. Rowe Price Investment Services, Inc. (“Investment Services”) serves as the principal underwriter for the Contract. More information about Investment Services is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

Statement of Additional Information

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
Date: May 1, 201 2

Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573 1-800-355-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-239-4703

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2012. A copy of the Prospectus may be obtained from the Company’s Administrative Office by calling 1-800-239-4703 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

K15-042

Statement of Additional Information

CONTENTS

General Information and History	3
Distribution of the Contract	3
Limits on Premiums Paid Under Tax-Qualified Retirement Plans	3
Administrative Services Arrangements	4
Performance Information	4
Independent Registered Public Accounting Firm	5
Financial Statements	6

2

Statement of Additional Information

GENERAL INFORMATION AND HISTORY

For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets

The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

T. Rowe Price Investment Services, Inc. (“Investment Services”), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services’ registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company. Investment Services, or an affiliate thereof, however, may receive compensation for the administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 408 and 408A

Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $5,000 or (ii) 100% of the individual’s taxable compensation. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue

3

Statement of Additional Information

Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $50,000. Salary reduction contributions, if any, are subject to additional annual limits.

ADMINISTRATIVE SERVICES ARRANGEMENTS

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contracts, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2011 , 2010 and 2009 , the Company paid $109,747, $119,997, and $66,840, respectively, under the agreement.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

The Company does not currently calculate yield or effective yield for the Prime Reserve Subaccount. Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

YIELD = 2[(a – b + 1)6 – 1]
cd

where	a =	net investment income earned during the period by the Portfolio attributable to shares owned by the Subaccount,

b =	expenses accrued for the period (net of any reimbursements),

c =	the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

d =	the maximum offering price per Accumulation Unit on the last day of the period.

4

Statement of Additional Information

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by total return figures that reflect the deduction of the mortality and expense risk charge since the date of inception of the Separate Account or Subaccount.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner’s Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 , and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

5

Statement of Additional Information

FINANCIAL STATEMENTS

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 , and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , are set forth herein, following this section.

The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements

T. Rowe Price Variable Annuity Account of First Security
Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 2011
With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Owners
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
and
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the New America Growth, Mid-Cap Growth, Equity Income, Personal Strategy Balanced, Blue Chip Growth, Health Sciences, Equity Index 500, Limited-Term Bond, Prime Reserve, and International Stock subaccounts, as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 27, 2012

2

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Assets and Liabilities

December 31, 2011

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Assets:
Mutual funds, at market value	$2,363,224	$5,878,535	$4,849,727	$2,758,215	$373,879
Total assets	2,363,224	5,878,535	4,849,727	2,758,215	373,879

Liabilities:
Uncollected actuarial risk fee payable	36	89	74	42	6
Net assets	$2,363,188	$5,878,446	$4,849,653	$2,758,173	$373,873

Net assets:
Accumulation assets	2,363,188	5,870,400	4,832,543	2,729,616	373,873
Annuity assets	-	8,046	17,110	28,557	-
Net assets	$2,363,188	$5,878,446	$4,849,653	$2,758,173	$373,873

Units outstanding	83,863	162,429	146,190	84,387	34,150

Unit value	$28.18	$36.18	$33.17	$32.68	$10.93

Mutual funds, at cost	$2,387,438	$5,455,871	$4,939,240	$2,652,704	$335,541
Mutual fund shares	116,645	276,377	249,728	154,956	32,825
See accompanying notes.

3

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Assets and Liabilities (continued)

December 31, 2011

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Assets:
Mutual funds, at market value	$1,065,370	$514,073	$1,175,758	$691,632	$1,731,037
Total assets	1,065,370	514,073	1,175,758	691,632	1,731,037

Liabilities:
Uncollected actuarial risk fee payable	16	8	18	10	26
Net assets	$1,065,354	$514,065	$1,175,740	$691,622	$1,731,011

Net assets:
Accumulation assets	1,065,354	512,117	1,159,206	691,622	1,729,850
Annuity assets	-	1,948	16,534	-	1,161
Net assets	$1,065,354	$514,065	$1,175,740	$691,622	$1,731,011

Units outstanding	62,973	48,113	59,838	48,771	97,937

Unit value	$16.92	$10.69	$19.64	$14.18	$17.68

Mutual funds, at cost	$795,498	$511,745	$1,182,924	$691,632	$2,090,165
Mutual fund shares	64,764	53,886	236,571	691,632	145,710
See accompanying notes.

4

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Operations

Year ended December 31, 2011

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Investment income (loss):
Dividend distributions	$5,389	$-	$88,205	$58,970	$-
Expenses:
Mortality and expense risk charge	(13,725)	(34,131)	(27,762)	(15,742)	(2,107)
Net investment income (loss)	(8,336)	(34,131)	60,443	43,228	(2,107)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	187,538	701,573	-	-	-
Realized capital gain (loss) on sales of fund shares	17,775	72,068	1,783	10,267	1,726
Change in unrealized appreciation/depreciation on investments during the year	(237,405)	(847,816)	(127,331)	(79,501)	412
Net realized and unrealized capital gain (loss) on investments	(32,092)	(74,175)	(125,548)	(69,234)	2,138
Net increase (decrease) in net assets from operations	$(40,428)	$(108,306)	$(65,105)	$(26,006)	$31
See accompanying notes.

5

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Operations (continued)

Year Ended December 31, 2011

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Investment income (loss):
Dividend distributions	$-	$8,592	$28,074	$-	$30,057
Expenses:
Mortality and expense risk charge	(5,654)	(2,906)	(6,477)	(3,610)	(10,812)
Net investment income (loss)	(5,654)	5,686	21,597	(3,610)	19,245

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	9,601	69	-
Realized capital gain (loss) on sales of fund shares	27,777	2,091	1,091	-	(14,690)
Change in unrealized appreciation/depreciation on investments during the year	71,632	622	(20,098)	-	(273,343)
Net realized and unrealized capital gain (loss) on investments	99,409	2,713	(9,406)	69	(288,033)
Net increase (decrease) in net assets from operations	$93,755	$8,399	$12,191	$(3,541)	$(268,788)
See accompanying notes.

6

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2010

	New America Growth		Mid-Cap Growth		Equity Income		Personal Strategy Balanced
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(8,336)	$(7,714)	$(34,131)	$(29,809)	$60,443	$64,776	$43,228	$47,200
Capital gains distributions	187,538	50,332	701,573	308,484	-	-	-	-
Realized capital gain (loss) on sales of fund shares	17,775	(12,413)	72,068	51,598	1,783	(24,949)	10,267	(6,775)
Change in unrealized appreciation/depreciation on investments during the year	(237,405)	364,848	(847,816)	1,017,632	(127,331)	614,659	(79,501)	287,148
Net increase (decrease) in net assets from operations	(40,428)	395,053	(108,306)	1,347,905	(65,105)	654,486	(26,006)	327,573

From contract owner transactions:
Variable annuity deposits	78,674	17,238	50,715	87,140	109,709	36,710	82,569	13,636
Terminations and withdrawals	(130,020)	(18,951)	(239,189)	(205,092)	(236,584)	(121,809)	(121,174)	(29,670)
Annuity payments	-	-	(587)	(501)	(1,220)	(1,127)	(2,052)	(1,899)
Transfers between subaccounts, net	(57,307)	(37,949)	(21,376)	(133,998)	(129,966)	(67,132)	11,047	(125,087)
Mortality adjustment	-	-	63	54	136	117	235	198
Net increase (decrease) in net assets from contract owner transactions	(108,653)	(39,662)	(210,374)	(252,397)	(257,925)	(153,241)	(29,375)	(142,822)
Net increase (decrease) in net assets	(149,081)	355,391	(318,680)	1,095,508	(323,030)	501,245	(55,381)	184,751
Net assets at beginning of year	2,512,269	2,156,878	6,197,126	5,101,618	5,172,683	4,671,438	2,813,554	2,628,803
Net assets at end of year	$2,363,188	$2,512,269	$5,878,446	$6,197,126	$4,849,653	$5,172,683	$2,758,173	$2,813,554
See accompanying notes.

7

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Blue Chip Growth		Health Sciences		Equity Index 500		Limited-Term Bond
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,107)	$(2,024)	$(5,654)	$(4,474)	$5,686	$5,652	$21,597	$28,835
Capital gains distributions	-	-	-	-	-	-	9,601	-
Realized capital gain (loss) on sales of fund shares	1,726	(11,577)	27,777	22,582	2,091	(1,160)	1,091	5,501
Change in unrealized appreciation/depreciation on investments during the year	412	61,107	71,632	87,825	622	60,719	(20,098)	(4,901)
Net increase (decrease) in net assets from operations	31	47,506	93,755	105,933	8,399	65,211	12,191	29,435

From contract owner transactions:
Variable annuity deposits	2,840	3,234	12,280	7,330	120	170	5,920	10,570
Terminations and withdrawals	(6,270)	(41,734)	(12,762)	(176)	(26,683)	-	(67,086)	(33,440)
Annuity payments	-	-	-	-	(137)	(124)	(1,156)	(1,178)
Transfers between subaccounts, net	(4,065)	(35,626)	38,812	88,117	(14,820)	8,017	(15,865)	128,729
Mortality adjustment	-	-	-	-	13	13	127	137
Net increase (decrease) in net assets from contract owner transactions	(7,495)	(74,126)	38,330	95,271	(41,507)	8,076	(78,060)	104,818
Net increase (decrease) in net assets	(7,464)	(26,620)	132,085	201,204	(33,108)	73,287	(65,869)	134,253
Net assets at beginning of year	381,337	407,957	933,269	732,065	547,173	473,886	1,241,609	1,107,356
Net assets at end of year	$373,873	$381,337	$1,065,354	$933,269	$514,065	$547,173	$1,175,740	$1,241,609
See accompanying notes.

8

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Prime Reserve		International Stock
	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,610)	$(3,367)	$19,245	$7,129
Capital gains distributions	69	-	-	5,719
Realized capital gain (loss) on sales of fund shares	-	-	(14,690)	(51,114)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(273,343)	284,437
Net increase (decrease) in net assets from operations	(3,541)	(3,367)	(268,788)	246,171

From contract owner transactions:
Variable annuity deposits	1,380	1,430	49,549	94,207
Terminations and withdrawals	(34,332)	(219,112)	(82,697)	(105,021)
Annuity payments	-	-	(92)	(86)
Transfers between subaccounts, net	95,287	(118,145)	(32,371)	(78,991)
Mortality adjustment	-	-	11	9
Net increase (decrease) in net assets from contract owner transactions	62,335	(335,827)	(65,600)	(89,882)
Net increase (decrease) in net assets	58,794	(339,194)	(334,388)	156,289
Net assets at beginning of year	632,828	972,022	2,065,399	1,909,110
Net assets at end of year	$691,622	$632,828	$1,731,011	$2,065,399
See accompanying notes.

9

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
T.Rowe Price New America Growth Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Mid-Cap Growth Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Equity Income Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Personal Strategy Balanced Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Health Sciences Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Equity Index 500 Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Limited-Term Bond Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price Prime Reserve Portfolio		T. Rowe Price Associates, Inc.
T.Rowe Price International Stock Portfolio		T. Rowe Price Associates, Inc.	T. Rowe Price International, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

10

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2011, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
New America Growth	$288,159	$217,574
Mid-Cap Growth	808,016	350,859
Equity Income	264,252	461,660
Personal Strategy Balanced	191,646	177,751
Blue Chip Growth	26,855	36,451
Health Sciences	144,531	111,839
Equity Index 500	9,609	45,422
Limited-Term Bond	130,398	177,242
Prime Reserve	360,805	302,001
International Stock	125,378	171,707

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

11

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Account is January 1, 2012.  The adoption is not expected to have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•       Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•       Level  2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

12

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

•       Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account’s financial assets and liabilities are recorded at fair value on the statements of assets and liabilities and are categorized as Level 1 as of December 31, 2011, based on the priority of the inputs to the valuation technique above.

2. Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

13

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2011 and 2010, were as follows:

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

New America Growth	3,898	(7,748)	(3,850)	7,358	(9,253)	(1,895)
Mid-Cap Growth	3,670	(9,369)	(5,699)	8,319	(16,540)	(8,221)
Equity Income	6,956	(14,729)	(7,773)	7,262	(12,349)	(5,087)
Personal Strategy Balanced	4,673	(5,616)	(943)	5,545	(10,373)	(4,828)
Blue Chip Growth	2,402	(3,420)	(1,018)	9,821	(18,219)	(8,398)
Health Sciences	8,819	(6,536)	2,283	26,553	(20,607)	5,946
Equity Index 500	115	(3,864)	(3,749)	4,998	(4,321)	677
Limited-Term Bond	4,959	(8,970)	(4,011)	44,883	(39,419)	5,464
Prime Reserve	26,479	(22,090)	4,389	25,269	(48,777)	(23,508)
International Stock	5,526	(8,884)	(3,358)	20,895	(26,173)	(5,278)

14

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)
4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2011, follows:

Subaccount	2011	2010	2009	2008	2007
New America Growth
Units	83,863	87,713	89,608	94,617	101,519
Unit value	$28.18	$28.64	$24.07	$16.16	$26.31
Net assets	$2,363,188	$2,512,269	$2,156,878	$1,529,084	$2,671,246
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	0.22%	0.19%	- %	- %	- %
Total return***	(1.61)%	18.99%	48.95%	(38.58)%	13.15%

Mid-Cap Growth
Units	162,429	168,128	176,349	210,640	218,182
Unit value	$36.18	$36.85	$28.92	$19.97	$33.33
Net assets	$5,878,446	$6,197,126	$5,101,618	$4,206,711	$7,273,025
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	- %	- %	- %	- %	0.22%
Total return***	(1.82)%	27.42%	44.82%	(40.08)%	16.87%

Equity Income
Units	146,190	153,963	159,050	167,200	184,360
Unit value	$33.17	$33.59	$29.37	$23.51	$37.00
Net assets	$4,849,653	$5,172,683	$4,671,438	$3,931,406	$6,822,291
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	1.76%	1.85%	1.85%	2.40%	- %
Total return***	(1.25)%	14.37%	24.93%	(36.46)%	2.69%

15

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Personal Strategy Balanced
Units	84,387	85,330	90,158	97,988	103,294
Unit value	$32.68	$32.97	$29.16	$22.19	$31.82
Net assets	$2,758,173	$2,813,554	$2,628,803	$2,174,433	$3,287,050
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	2.12%	2.27%	2.06%	2.68%	2.35%
Total return***	(0.88)%	13.07%	31.41%	(30.26)%	7.02%

Blue Chip Growth
Units	34,150	35,168	43,566	44,726	56,199
Unit value	$10.93	$10.82	$9.35	$6.61	$11.56
Net assets	$373,873	$381,337	$407,957	$296,170	$649,864
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	- %	- %	- %	0.09%	0.52%
Total return***	1.02%	15.72%	41.45%	(42.82)%	12.12%

Health Sciences
Units	62,973	60,690	54,744	52,287	49,967
Unit value	$16.92	$15.38	$13.37	$10.22	$14.47
Net assets	$1,065,354	$933,269	$732,065	$534,118	$723,119
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.01%	15.03%	30.82%	(29.37)%	17.41%

16

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Equity Index 500
Units	48,113	51,862	51,185	53,974	52,826
Unit value	$10.69	$10.55	$9.26	$7.39	$11.86
Net assets	$514,065	$547,173	$473,886	$398,574	$626,153
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	1.62%	1.62%	1.87%	2.20%	1.84%
Total return***	1.33%	13.93%	25.30%	(37.69)%	4.52%

Limited-Term Bond
Units	59,838	63,849	58,385	35,187	68,422
Unit value	$19.64	$19.44	$18.96	$17.61	$17.43
Net assets	$1,175,740	$1,241,609	$1,107,356	$619,768	$1,193,054
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	2.32%	3.05%	3.53%	3.48%	3.93%
Total return***	1.03%	2.53%	7.67%	1.03%	4.90%

Prime Reserve
Units	48,771	44,382	67,890	106,718	79,566
Unit value	$14.18	$14.25	$14.31	$14.34	$14.04
Net assets	$691,622	$632,828	$972,022	$1,530,390	$1,117,407
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	- %	0.12%	0.48%	1.96%	4.82%
Total return***	(0.49)%	(0.42)%	(0.21)%	2.14%	4.30%

17

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
International Stock
Units	97,937	101,295	106,573	107,881	144,006
Unit value	$17.68	$20.39	$17.92	$11.82	$23.17
Net assets	$1,731,011	$2,065,399	$1,909,110	$1,275,182	$3,336,680
Ratio of expenses to net assets*	0.55%	0.55%	0.55%	0.55%	0.55%
Investment income ratio**	1.58%	0.86%	2.68%	1.76%	1.68%
Total return***	(13.29)%	13.78%	51.61%	(48.99)%	12.41%

18

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance
and Annuity Company of New York

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

19

Financial Statements

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Guggenheim SBC Holdings, LLC)
Year Ended December 31, 2011, Periods From July 31, 2010
Through December 31, 2010, January 1, 2010 Through
July 30, 2010, and Year Ended December 31, 2009
With Report of Independent Registered Public
Accounting Firm

Ernst & Young LLP

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Year Ended December 31, 2011, Periods From July 31, 2010
Through December 31, 2010, January 1, 2010 Through
July 30, 2010, and Year Ended December 31, 2009

Contents

Report of Independent Registered Public Accounting Firm	1
Financial Statements
Balance Sheets	2
Statements of Operations	3
Statements of Changes in Stockholder’s Equity	4
Statements of Cash Flows	5
Notes to Financial Statements	6

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, Mo 64105-2143 Tel: + 1 816 474 5200 Fax: + 1 816 480 5555 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2011 and 2010, and the related statements of operations, changes in stockholder’s equity, and cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and the results of its operations and its cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, effective July 31, 2010, in response to the acquisition of the Company’s indirect parent, the Company adjusted its historical accounting basis to reflect the change in control.

Kansas City, Missouri
March 23, 2012

1

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2011	2010
	Successor	Successor
	(In Thousands)
Assets
Bonds available for sale	$18,204	$11,876
Policy loans	90	125
Cash and cash equivalents	3,120	6,561
Income taxes receivable	207	143
Deferred income tax asset	–	435
Due from affiliates	22	–
Reinsurance recoverable	999	1,116
Deferred policy acquisition costs	124	38
Value of business acquired	5,188	6,044
Intangible assets	50	50
Other assets	121	101
Separate account assets	137,203	162,890
Total assets	$165,328	$189,379

Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$14,797	$14,272
Deferred income tax liability	53	–
Due to affiliates	–	23
Other liabilities	395	290
Separate account liabilities	137,203	162,890
Total liabilities	152,448	177,475

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	9,547	9,547
Accumulated other comprehensive income (loss)	115	(33)
Retained earnings	1,218	390
Total stockholder’s equity	12,880	11,904
Total liabilities and stockholder’s equity	$165,328	$189,379

See accompanying notes.

2

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Asset-based fees	$3,262	$1,446	$2,051	$3,353
Net investment income	356	113	344	630
Total revenues	3,618	1,559	2,395	3,983

Benefits and expenses:
Interest credited to annuity account balances	446	179	243	409
Other benefits	69	54	163	808
Commissions and other operating expenses	1,089	432	1,227	1,093
Amortization of deferred policy acquisition costs and value of business acquired	827	284	585	712
Total benefits and expenses	2,431	949	2,218	3,022

Income before income tax expense	1,187	610	177	961
Income tax expense	359	220	105	399
Net income	$828	$390	$72	$562

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
	(In Thousands)
Predecessor
Balance at January 1, 2009	$2,000	$8,600	$47	$2,811	$13,458
Comprehensive income:
Net income	–	–	–	562	562
Other comprehensive income	–	–	38	–	38
Comprehensive income					600
Balance at December 31, 2009	2,000	8,600	85	3,373	14,058
Comprehensive income:
Net income	–	–	–	72	72
Other comprehensive income	–	–	52	–	52
Comprehensive income					124
Balance at July 30, 2010	2,000	8,600	137	3,445	14,182

Successor
Adjustments related to push down of purchase price resulting from change in control	–	947	(137)	(3,445)	(2,635)
Balance at July 31, 2010	2,000	9,547	–	–	11,547
Comprehensive income:
Net income	–	–	–	390	390
Other comprehensive loss	–	–	(33)	–	(33)
Comprehensive income					357
Balance at December 31, 2010	2,000	9,547	(33)	390	11,904
Comprehensive income:
Net income	–	–	–	828	828
Other comprehensive income	–	–	148	–	148
Comprehensive income					976
Balance at December 31, 2011	$2,000	$9,547	$115	$1,218	$12,880

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
		(In Thousands)
Operating activities
Net income	$828	$390	$72	$562
Adjustments to reconcile net income to net cash and cash equivalents provided by (used in) operating activities:
Interest credited to annuity account balances	446	179	243	409
Policy acquisition costs deferred	(137)	(39)	(239)	(902)
Amortization of deferred policy acquisition costs	17	1	585	712
Sales inducement costs deferred	–	–	(81)	(420)
Amortization of sales inducement costs	–	–	589	117
Amortization of value of business acquired	810	283	–	–
Deferred income taxes	392	71	80	(591)
Change in assets and liabilities:
Income taxes receivable	(64)	(114)	18	94
Due from/to affiliates	(45)	(27)	777	(565)
Other assets	(20)	1	(8)	(21)
Other liabilities	105	(126)	(24)	61
Other changes in operating assets and liabilities	71	(59)	541	(155)
Net cash and cash equivalents provided by (used in) operating activities	2,403	560	2,553	(699)

Investing activities
Sales, maturities, or repayments of bonds available for sale	2,949	1,696	2,106	3,450
Acquisitions of bonds available for sale	(9,151)	–	(4,459)	(1,603)
Net decrease in policy loans	35	12	20	2
Net cash and cash equivalents (used in) provided by investing activities	(6,167)	1,708	(2,333)	1,849

Financing activities
Deposits to annuity account balances	2,099	24	31	918
Withdrawals from annuity account balances	(1,776)	50	(278)	(766)
Net cash and cash equivalents provided by (used in) financing activities	323	74	(247)	152

(Decrease) increase in cash and cash equivalents	(3,441)	2,342	(27)	1,302
Cash and cash equivalents at beginning of year	6,561	4,219	4,246	2,944
Cash and cash equivalents at end of year	$3,120	$6,561	$4,219	$4,246

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
Income taxes	$31	$255	$(30)	$896

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2011
1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH). Formerly, SBC was a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

On February 15, 2010, SBMHC entered into a purchase and sale agreement with GSBCH to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction.” Subsequent to the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the financial statements.

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

6

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB Accounting Standards Codification (ASC) Subtopic 320-10, Investments – Debt and Equity Securities – Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009, and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued Accounting Standards Update (ASU) 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. The Company adopted the guidance, and the adoption did not have a material impact on the financial statements.

7

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The Company adopted this guidance as of January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which the Company adopted on January 1, 2011. The adoption of this guidance did not have a material impact on the financial statements.

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments, clarifying that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. This guidance is effective for financial statements for periods that begin after December 15, 2010, the Company adopted this guidance effective January 1, 2011. The adoption of this guidance did not have a material impact on the financial statements.

In September 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance, and processing. This guidance also allows for the deferral of advertising costs if: 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising, and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted, and companies may choose to apply the new guidance either prospectively or retroactively. The Company will adopt this guidance prospectively effective January 1, 2012, and is currently evaluating the impact of this guidance. This guidance is a significant change to current industry practice and could materially impact the Company’s financial statements upon adoption.

8

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011, which for the Company is January 1, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. This guidance is effective for annual periods ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

9

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Bonds are classified as available for sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income or loss in stockholder’s equity, net of adjustments related to deferred policy acquisition costs and applicable income taxes. The adjustment related to deferred policy acquisition costs represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other than temporary, unrealized losses are bifurcated between credit and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 10.5% for the years 2011 through 2014 and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss in stockholder’s equity, net of applicable income taxes.

10

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

11

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 13, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.25% to 4.10% during 2011, 1.5% to 4.35% during 2010, and 2.0% to 5.0% during 2009.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

12

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $11,861,000 and $11,641,000 at December 31, 2011 and 2010, respectively. Statutory net income of the insurance operations was $255,000, $934,000, and $819,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2012, the Company is allowed to pay dividends of $119,000 without prior approval of the New York Insurance Commissioner.

13

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds available for sale at December 31, 2011 and 2010, is as follows:

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,118	$7	$–	$1,125
Obligations of government-sponsored enterprises	16,824	255	–	17,079
Total bonds	$17,942	$262	$–	$18,204

	December 31, 2010 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,146	$–	$–	$1,146
Obligations of government-sponsored enterprises	10,792	5	(67)	10,730
Total bonds	$11,938	$5	$(67)	$11,876

At December 31, 2011, the Company had no securities in an unrealized loss position. The Company’s portfolio consists entirely of investment grade (rated AAA) fixed maturity securities. At December 31, 2010, the Company had 22 securities in an unrealized loss position. Unrealized losses on these securities were approximately $67,000 with a related fair value of $8,862,000. At December 31, 2010, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities.

14

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds available for sale at December 31, 2011 (successor), by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)

Due after one year through five years	$1,118	$1,125
Obligations of government-sponsored enterprises	16,824	17,079
	$17,942	$18,204

At December 31, 2011, bonds available for sale with a fair value of $602,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income are summarized as follows:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Interest on bonds	$341	$104	$335	$606
Other	15	9	9	24
Net investment income	$356	$113	$344	$630

15

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Proceeds from the sale of bonds available for sale and realized gains and losses on bonds are as follows:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$–	$–	$500	$–
Gross realized gains	–	–	–	–
Gross realized losses	–	–	–	–

3. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below:

		July 31,	January 1,
	Year	2010	2010	Year
	Ended	Through	Through	Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$38	$–	$5,986	$5,823
Cost deferred during the period	137	39	239	902
Imputed interest	9	1	–	–
Amortized to expense during the period	(26)	(2)	(585)	(712)
Effect of unrealized gains	(34)	–	(225)	(27)
Balance at end of period	$124	$38	$5,415	$5,986

16

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	Year Ended	July 31, 2010 Through
	December 31,	December 31,
	2011	2010
	Successor	Successor
	(In Thousands)

Balance at beginning of period	$6,044	$ −
Value of business acquired recognized during the period	–	6,319
Imputed interest for period	337	159
Amortized to expense during the period	(1,147)	(442)
Effect of unrealized (gain) loss	(46)	8
Balance at end of period	$5,188	$6,044

The weighted average amortization period is 22 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2012	$862
2013	552
2014	472
2015	385
2016	305

17

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive income at January 1, 2009	$47
Other comprehensive income:
Unrealized gains on available-for-sale securities	90
Effect on deferred policy acquisition costs	(27)
Provision for deferred income taxes	(25)
Total other comprehensive income	38
Accumulated other comprehensive income at December 31, 2009	85
Other comprehensive income:
Unrealized gains on available-for-sale securities	311
Effect on deferred policy acquisition costs	(225)
Provision for deferred income taxes	(34)
Total other comprehensive income	52
Accumulated other comprehensive income at July 30, 2010	$137

Successor
Other comprehensive loss:
Unrealized loss on available-for-sale securities	$(62)
Effect on VOBA	8
Provision for deferred income taxes	21
Total other comprehensive loss	(33)
Accumulated other comprehensive loss at December 31, 2010	(33)
Other comprehensive income:
Unrealized gain on available-for-sale securities	324
Effect on deferred policy acquisition costs and VOBA	(80)
Provision for deferred income taxes	(96)
Total other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	$115

18

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Income Taxes

For the year ended December 31, 2011 and the period from July 31, 2010 through December 31, 2010, the Company filed separate federal and state income tax returns. For the periods July 30, 2010 and prior, the Company filed consolidated life/nonlife federal and state income tax returns with SBMHC and its subsidiaries. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s or the Company’s federal tax returns.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. At December 31, 2011 and 2010, the Company has no unrecognized tax benefits.

Income tax expense consists of the following:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Current tax (benefit) expense	$(33)	$149	$25	$990
Deferred tax expense (benefit)	392	71	80	(591)
Income tax expense	$359	$220	$105	$399

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and fair market value adjustments as of the date of the transaction.

19

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following:

	December 31,
	2011	2010
	Successor	Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$1,989	$2,743
Deferred policy acquisition costs	248	352
Net operating loss	91	–
Net unrealized capital loss on investments	–	25
Other	3	4
Total deferred income tax assets	2,331	3,124

Deferred income tax liabilities:
Value of business acquired	2,055	2,394
Deferred gain on investments	298	265
Other	31	30
Total deferred income tax liabilities	2,384	2,689
Net deferred income tax (liability) asset	$(53)	$435

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not have a valuation allowance as of December 31, 2011 and 2010.

At December 31, 2011 there is a net operating loss (NOL) of $259,000 that is available to offset future income. The NOL will expire in 2023.

20

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million, of which $20 million was paid to eligible members of SBMHC and the remaining amounts represented cash contributed by GSBCH to SBC.

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon the estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$13,773
Cash and cash equivalents	4,219
Intangible assets not subject to amortization:
Business licenses	50
Intangible assets subject to amortization:
VOBA	6,319
Other assets	1,795
Separate account assets	155,695
Total assets	181,851

Policy reserves and annuity account values	12,460
Other liabilities	2,149
Separate account liabilities	155,695
Net assets acquired	$11,547

8. Related-Party Transactions

During the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $174,000, $76,000 and $109,000, respectively, to affiliates for providing management, investment, and administrative services. During the year ended December 31, 2009, the Company paid $174,000. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Investment Management, LLC, an affiliate, to perform investment advisory services. For the year ended December 31, 2011, the Company paid fees of $14,000 associated with the services performed.

21

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Related-Party Transactions (continued)

During the year ended December 31, 2011, periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company received $327,000, $123,000 and $197,000, respectively, from affiliates for revenue sharing fees. During the year ended December 31, 2009, the Company received $326,000. These revenues are included in asset-based fees in the statements of operations.

The Company had a receivable from its affiliates of $22,000 as of December 31, 2011, and a payable to its affiliates of $23,000 as of December 31, 2010.

9. Condensed Fair Value Information

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents and separate account assets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities and other obligations of government sponsored enterprises.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. The Company did not have any Level 3 assets.

22

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

Assets measured at fair value on a recurring basis as of December 31:

	2011 (Successor)
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$2,962	$2,962	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,125	–	1,125	–
Obligation of government-sponsored enterprises	17,079	–	17,079	–
Separate account assets	137,203	137,203	–	–
Total assets	$158,369	$140,165	$18,204	$–

	2010 (Successor)
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$6,436	$6,436	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,146	–	1,146	–
Obligation of government-sponsored enterprises	10,730	–	10,730	–
Separate account assets	162,890	162,890	–	–
Total assets	$181,202	$169,326	$11,876	$–

23

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

The Company did not have any transfers into or out of Level 3 for the year ended December 31, 2011, the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. For the year ended December 31, 2009, the Company had one transfer out of Level 3. The asset transferred out of Level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third-party pricing vendor. The Company did not have any transfers into or out of Level 1 and 2 for the year ended December 31, 2011, the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. The transfers between levels is determined as of the end of the period for which the transfer was completed.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash equivalents – The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment securities – Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

24

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

Separate account assets and liabilities – The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

	December 31, 2011 Successor		December 31, 2010 Successor
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)

Cash and cash equivalents	$3,120	$3,120	$6,561	$6,561
Bonds (Note 2)	18,204	18,204	11,876	11,876
Policy loans	90	90	125	125
Separate account assets	137,203	137,203	162,890	162,890
Individual and group annuities	(7,752)	(6,550)	(7,666)	(6,829)
Separate account liabilities	(137,203)	(137,203)	(162,890)	(162,890)

25

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Reinsurance

Principal reinsurance ceded transactions are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company’s life insurance business to an affiliate:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Reinsurance ceded:
Premiums paid	$215	$130	$91	$229
Claim recoveries	$2	$6	$2	$2
Surrenders recovered	$1	$–	$–	$1

All of the individual life insurance, as well as the living benefit riders of the Company, are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of GSBCH (and prior to that, SBMHC). In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2011 and 2010, the Company had established receivables totaling $999,000 and $1,116,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2011 and 2010, was $194,000 and $199,000, respectively.

26

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the GMDB, the GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	December 31
	2011 (Successor)			2010 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)

Return of premium	$76,740	$3,279	64	$91,847	$1,871	64
Step-up	63,420	8,101	66	73,407	4,539	65
Total GMDB	$140,160	$11,380	65	$165,254	$6,410	64

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2011 and 2010, was $1,458,000 and $1,584,000, respectively. The liability is included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2011 and 2010.

27

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features (continued)

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASC 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained from GMDB and GMIB.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the statements of operations as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASC 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 8.5%.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

28

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features (continued)

The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 26% graded to 29% at year 5, graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

12. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2011, of $10,000 for non-cancelable operating leases in 2012 and no amounts for the years thereafter. During the year ended December 31, 2011, periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $31,000, $12,000 and $17,000, respectively, for office rent expense. During the year ended December 31, 2009, the Company paid $29,000. This expense is included in commissions and other operating expenses in the statements of operations.

29

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Commitments and Contingencies

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

14. Subsequent Events

On January 26, 2012, the Company entered into an agreement with Standard Security Life Insurance Company of New York (SSL), whereby the Company has agreed to reinsure on an indemnity basis certain group fixed annuity contracts. At the same time, the Company entered into an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), an affiliate, whereby GLAC will reinsure the group fixed annuity contracts the Company reinsured from SSL.

Subsequent events have been evaluated through March 23, 2012, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2011. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

30

Ernst & Young LLP

Assurance | Tax | Transactions | Advisory

About Ernst & Young
Ernst & Young is a global leader in assurance,
tax, transaction and advisory services.
Worldwide, our 152,000 people are united by
our shared values and an unwavering commitment to
quality. We make a difference by helping our people, our
clients and our wider communities achieve their potential.

For more information, please visit www.ey.com.

Ernst & Young refers to the global organization
of member firms of Ernst & Young Global Limited,
each of which is a separate legal entity.
Ernst & Young Global Limited, a UK Company
limited by guarntee, does not provide services
to clients. This report has been prepared by
Ernst & Young LLP, a client serving member firm
located in the United States.

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011; and (2) the audited financial statements for the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)

	(2)	Not Applicable

	(3)	Distribution Agreement (Amended and Restated)(d)

	(4)	(a) Individual Contract (Form FSB201 R10 00)(d)
(b) Unisex Individual Contract (Form FSB201U R10 00)(d)
(c) TSA Endorsement (Form FSB202 R2 97)(a)
(d) IRA Endorsement (Form FSB203 R2 97)(a)
(e) Dollar Cost Averaging Endorsement (Form FSB211 4 94)(a)
(f) Asset Rebalancing Endorsement (Form FSB212 4 94)(a)
(g) Roth IRA Endorsement (Form FSB206 11 97)(c)

	(5)	Application (Form FSB200 R1 98)(d)

	(6)	(a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
(b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(f)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(f)

	(7)	Not Applicable

	(8)	(a) Participation Agreement(d)
(b) Amended and Restated Master Agreement(d)

	(9)	Opinion of Counsel(d)
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	Not Applicable

(12)	Not Applicable

(13)	Not Applicable

(14)
Powers of Attorney of Stephen A. Crane, Wayne S. Diviney, Howard R. Fricke, John F. Frye, John F. Guyot, Stephen R. Herbert, Michael P. Kiley, James F. Mullery, Katherine P. White and Douglas G. Wolff(h)

(a)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed March 1, 1999).

(c)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed May 1, 2000).

(d)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 12, 2001).

(e)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(g)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(h)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-89239 (filed April 27, 2012).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Howard R. Fricke*	Director
Peggy S. Avey 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer and Assistant Secretary
John F. Frye*	Vice President, Chief Financial Officer, Chief Investment Officer, Treasurer and Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
James F. Mullery*	Vice President and Director
Douglas G. Wolff*	President and Director
Jeanne R. Slusher*	Assistant Vice President and Auditor
Roger S. Offerman*	Vice President and Lead Actuary
Amy J. Lee*	Associate General Counsel
Christopher D. Swickard*	Associate General Counsel
Carmen R. Hill*	Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (FSBL) is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of FSBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL

Name	Jurisdiction	Percent Of Voting Securities Owned
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG

Name	Jurisdiction	Percent Of Voting Securities Owned
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts:  Variable Annuity Account A and Variable Annuity Account B.

Item 27.   Number of Contract Owners

As of March 2, 2012, there were 10 owners of the Qualified Contract and 292 owners of the Non-Qualified Contract issued under the Separate Account.

Item 28.    Indemnification

Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)
The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. (“Investment Services”). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. ROWE PRICE EQUITY FUNDS
Growth Stock
Equity Income
Mid-Cap Growth
Equity Index 500
Value
Blue Chip Growth
Capital Appreciation
Mid-Cap Value
New Horizons
Small-Cap Value
Small-Cap Stock
New Era
Institutional Large-Cap Growth
Balanced
Health Sciences
Science & Technology
Real Estate
New America Growth
Real Assets
Dividend Growth
Institutional Mid-Cap Equity Growth
Media & Telecommunication
Personal Strategy Balanced
Personal Strategy Growth
Growth & Income
Personal Strategy Income
Institutional Large-Cap Value
Institutional Small-Cap Stock
Total Equity Market Index
Global Technology
Inst. U.S. Structured Research
Extended Equity Market Index
Capital Opportunity
Institutional Large-Cap Core Growth
Financial Services
Diversified Small-Cap Growth
Diversified Mid-Cap Growth
Tax-Efficient Equity
U.S. Large-Cap Core

T. ROWE PRICE INTERNATIONAL FUNDS
International Stock
Emerging Markets Stock
International Bond
International Growth & Income
New Asia
Overseas Stock Fund
Emerging Markets Bond
International Discovery
Latin America
Institutional Emerging Markets Equity
European Stock
Global Stock
Emerging Europe & Mediterranean
International Equity Index
Institutional Emerging Markets Bond
Japan Fund
Institutional Global Equity
Institutional International Bond
Africa & Middle East
Institutional Africa & Middle East
Institutional International Growth Equity
Institutional International Core Equity
Global Large-Cap Stock
Institutional Global Large-Cap Equity
Global Real Estate
Global Infrastructure
Emerging Markets Local Currency Bond
Institutional Concentrated International Equity

T ROWE PRICE TAXABLE FUNDS
New Income
High Yield
Short-Term Bond
Inflation Focused Bond
Institutional High Yield
Institutional Floating Rate
GNMA
U.S. Bond Index
Corporate Income
U.S. Treasury Intermediate
Inflation Protected Bond
U.S. Treasury Long-Term
Strategic Income
Institutional Core Plus
Floating Rate Fund

T. ROWE PRICE NONTAXABLE FUNDS
Tax-Free Income
Maryland Tax-Free Bond
Tax-Free High Yield
Tax-Free Short Intermediate
Virginia Tax-Free Bond
New York Tax-Free Bond

California Tax-Free Bond
New Jersey Tax-Free Bond
Maryland Short-Term Bond
Georgia Bond

T. ROWE PRICE MONEY FUNDS
Prime Reserve
U.S. Treasury Money
Tax-Exempt Money
Maryland Tax-Free Money Market
New York Tax-Free Money
California Tax-Free Money

T. ROWE PRICE SUMMIT FUNDS
Summit Cash Reserves
Summit Municipal Intermediate
Summit Municipal Income
Summit Municipal Money Market
Summit GNMA

T. ROWE PRICE SPECTRUM FUNDS
Spectrum Income
Spectrum Growth
Spectrum International

T. ROWE PRICE VARIABLE ANNUITY
Equity Income Portfolio
Mid-Cap Growth Portfolio
International Stock Portfolio
Blue Chip Growth Portfolio
Limited-Term Bond Portfolio
Personal Strategy Balanced Portfolio
New America Growth Portfolio
Health Sciences Portfolio
Prime Reserve Portfolio
Equity Index 500 Portfolio

T. ROWE PRICE RESERVE FUNDS
T. Rowe Price Reserve Investment Fund
T. Rowe Price Government Reserve Investment Fund

T. ROWE PRICE RETIREMENT FUNDS
Retirement 2020
Retirement 2030
Retirement 2040
Retirement 2025
Retirement 2015
Retirement 2010
Retirement 2035
Retirement Income
Retirement 2045
Retirement 2050
Retirement 2005
Retirement 2055

T. ROWE PRICE RETIREMENT STRATEGY TRUSTS
Retirement Strategy Trust - Balanced

T. ROWE PRICE COMMON TRUSTS
Managed Bond Trust
Emerging Markets Trust
Equity Index Trust
Equity Income Trust
Blue Chip Growth Trust
Structured Research Trust
New Horizons Trust
US Treasury MM Trust
Growth Stock Trust
Growth and Income Trust
Bond Trust
US Bond Enhanced Index Trust
Capital Appreciation Trust

T. ROWE PRICE MACRO TRUSTS
US Equities Trust
Fixed Income Trust
Non-US Equities Trust
Short-Term Income Trust
Real Asset Trust

T. ROWE PRICE RETIREMENT TRUSTS
Retirement 2020
Retirement 2025
Retirement 2030
Retirement 2015
Retirement 2035
Retirement 2040
Retirement 2010
Retirement 2045
Retirement Income
Retirement 2005
Retirement 2050
Retirement 2055

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc.  Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business.  Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)	The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Position with Underwriter
Bernard, Edward C.	Director
Cleary, Todd M.	Director
Oestreicher, David	Director

Name	Position with Underwriter
O'Melia, Wayne D.	Director
Bernard, Edward C.	Chairman of the Board
Bernard, Edward C.	President
McCafferty, Sarah	Compliance Officer
Andrews, Lorraine J.	Vice President
Appelbaum, Jerrold	Vice President
Banks, Steven J.	Vice President
Boyd, Renee Q.	Vice President
Braman, Darrell N.	Vice President
Brown, Martin P.	Vice President
Bryant, Margo B.	Vice President
Callahan, Sheila P.	Vice President
Callanan, Meredith C.	Vice President
Carroll, Christopher J.	Vice President
Chasney, Laura H.	Vice President
Christoff, Renee M.	Vice President
Cipolla, Dominick A.	Vice President
Clark, Jerome A.	Vice President
Cleary, Todd M.	Vice President
Crumbling, Joseph A.	Vice President
DeLibro, Peter A.	Vice President
DeLuca, Lauren D.	Vice President
Dignan, Timothy S.	Vice President
Dunworth, LeSales S.	Vice President
Eikenberg, David J.	Vice President
Elliott, Dennis J.	Vice President
Erceg, James P.	Vice President
Fahlund, Christine S.	Vice President
Frederick, Amy M.	Vice President
Gannon, Thomas A.	Vice President
Gilner, John R.	Vice President
Gounaris, Jason L.	Vice President
Greenstein, Leah B.	Vice President
Habas, Brian L.	Vice President
Halaby, John	Vice President
Harrison, Douglas E.	Vice President
Hoak, Keller L.	Vice President
Hufman, Christopher J.	Vice President
Igler, Karen J.	Vice President
Kazmierczak Jr., Thomas E.	Vice President
Keeler, Jonathan	Vice President
Korte, Brent F.	Vice President
Kyle, Andrew V.	Vice President
Larson, Steven A.	Vice President
Lea, Gina M.	Vice President

Name	Position with Underwriter
Lopiano, Jodi Ann	Vice President
Madore, Kimberly W.	Vice President
Matherly, Ryan D.	Vice President
McCafferty, Sarah	Vice President
Mealey, Elizabeth M.	Vice President
Mitchell, Mark J.	Vice President
Morelli, Thomas R.	Vice President
Morgan, Dana P.	Vice President
Musante, Paul	Vice President
Norwitz, Steven E.	Vice President
Notzon III, Edmund M.	Vice President
O'Connor, Barbara A.	Vice President
Oestreicher, David	Vice President
O'Melia, Wayne D.	Vice President
Pacitto, Michele	Vice President
Paden, Kristine A.	Vice President
Pendleton, Glenn A.	Vice President
Petty, David B.	Vice President
Pollack-Matz, Fran M.	Vice President
Poole, Brian R.	Vice President
Proshan, Naomi S.	Vice President
Quereau, Kenna E.	Vice President
Ray, Seamus A.	Vice President
Regulski, Michael D.	Vice President
Richardson, Jennifer L.	Vice President
Ricklin, Suzanne J.	Vice President
Riedel, George D.	Vice President
Ritter, Stuart L.	Vice President
Ruppert, Robert Todd	Vice President
Schultz, Ann R.	Vice President
Seeberger, Kristin E.	Vice President
Seidel, Deborah D.	Vice President
Seufert, John W.	Vice President
Shea, Kevin C.	Vice President
Sherman, Scott L.	Vice President
Siedell, Thomas L.	Vice President
Singer, Donna B.	Vice President
Smith, Carole Hofmeister	Vice President
St. Thomas, Craig J.	Vice President
Stinson, Sandra L.	Vice President
Stranovsky, John A.	Vice President
Such, Scott	Vice President
Townsend, John M.	Vice President
Tuccille, Jerome	Vice President
Wagner, Eric P.	Vice President

Name	Position with Underwriter
Ward, Judith B.	Vice President
Watson, Regina M.	Vice President
Weker Jr., William R.	Vice President
Welsh, Lois A.	Vice President
Whitaker, Teresa F.	Vice President
Widdowson, Natalie C.	Vice President
Wragg, Barrett	Vice President
Zurad, James	Vice President
Van Horn, Barbara A.	Secretary
Dignan, Timothy S.	Treasurer
O'Connor, Barbara A.	Controller

(c)	Not applicable

Item 30.     Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office—800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573 and at its administrative office—Security Benefit Corporation, One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.     Management Services

All management contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2012.

FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
(The Depositor)

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
OF FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
(The Registrant)

By:	/s/MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Director, and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2012.

SIGNATURES AND TITLES

By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Chief Executive Officer and Director

By:	*
John F. Frye, Vice President, Chief Financial Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Howard R. Fricke, Director

By:	*
James F. Mullery, Director

By:	*
Douglas G. Wolff, Director

By:	*
Stephen A. Crane, Director

By:	*
Wayne S. Diviney, Director

By:	*
Stephen R. Herbert, Director

By:	*
Katherine P. White, Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm